Commitments (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Commitments [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Aggregate future minimum lease payments at March 31, 2018 are as follows:

Six Months Ending September 30, 2018	71,000
Year Ending September 30, 2019	106,000
Year Ending September 30, 2020	106,000
Year Ending September 30, 2021	6,000

$289,000

Aggregate future minimum lease payments at September 30, 2017 are as follows:
For The Year Ending September 30,
2018	160,000
2019	106,000
2020	106,000
2021	6,000

$378,000